M.D. Sass Short Term U.S. Government Agency Income Fund
M.D. Sass Short Term U.S. Government Agency Income Fund
Investment Objective
The Short Term U.S. Government Agency Income Fund seeks to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Short Term U.S. Government Agency Income Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - M.D. Sass Short Term U.S. Government Agency Income Fund - USD ($)	M.D. Sass Short Term U.S. Government Agency Income Fund - Institutional Class Shares	M.D. Sass Short Term U.S. Government Agency Income Fund - Retail Class Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - M.D. Sass Short Term U.S. Government Agency Income Fund		M.D. Sass Short Term U.S. Government Agency Income Fund - Institutional Class Shares	M.D. Sass Short Term U.S. Government Agency Income Fund - Retail Class Shares
Management Fees		0.30%	0.30%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.27%	0.27%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		0.59%	0.84%
Fee Waiver/Expense Reimbursement		(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1],[2]	0.57%	0.82%
[1]	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which does not include Acquired Fund Fees and Expenses.
[2]	Pursuant to an operating expense limitation agreement between M.D. Sass Investors Services, Inc., the Short Term U.S. Government Agency Income Fund's investment adviser ("MDSIS"), and the Fund, MDSIS has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 0.55% and 0.80% of the Short Term U.S. Government Agency Income Fund's average daily net assets for the Institutional Class and Retail Class shares, respectively, through at least September 28, 2017 . The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). MDSIS is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Short Term U.S. Government Agency Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The fee waiver/reimbursement arrangement discussed in the table above is reflected only through September 28, 2017.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - M.D. Sass Short Term U.S. Government Agency Income Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
M.D. Sass Short Term U.S. Government Agency Income Fund - Institutional Class Shares	58	187	327	736
M.D. Sass Short Term U.S. Government Agency Income Fund - Retail Class Shares	84	266	464	1,035

Portfolio Turnover
The Fund pays transaction costs, such as commissions and/or bid/ask spreads, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Short Term U.S. Government Agency Income Fund’s portfolio turnover rate was 182.08 % of the average value of its portfolio.

Principal Investment Strategies
To achieve its investment objective, the Short Term U.S. Government Agency Income Fund invests at least 95% of its assets in U.S. Government and agency mortgage-backed securities (“MBS”) and other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including Ginnie Mae, Fannie Mae and Freddie Mac, as defined below), and collateralized mortgage obligations (“CMOs”), backed by U.S. Government and agency MBS.  Some of the Fund’s investments may be backed by the full faith and credit of the U.S. Government, while others may be supported only by the discretionary authority of the U.S. Government or only by the credit of the issuing agency or instrumentality.

Under normal market conditions, the target dollar-weighted average effective duration for the Short Term U.S. Government Agency Income Fund is expected to range between 1 and 3 years.  Duration is a measure of a fixed income security’s price sensitivity to changes in interest rates.  Duration takes into account a security’s cash flows over time, including the possibility that a security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.  The duration of the Fund’s portfolio is expressed in years and measures the portfolio’s change in value for changes in interest rates.  The Fund may also invest in U.S. Treasury bills.  The securities held by the Fund may be fixed or variable rate obligations.  The Fund may also purchase securities on a when-issued or delayed-delivery basis.

To construct the Short Term U.S. Government Agency Income Fund’s investment portfolio, the Fund’s investment adviser, MDSIS, utilizes a process based on rigorous quantitative tests.  These tests include projecting underlying mortgage prepayment rates under a variety of interest rate scenarios and demographic trends, with regard to any given security’s sensitivity to cash flow risk.  The nature of such testing is to measure homeowner refinancing/prepayment behavior, relative to mortgage rate changes, and other factors influencing such behavior.  MDSIS’ process is primarily structured to create value through intensive (i.e. bottom‑up) security selection, portfolio construction and relative value trading.  Top-down macro issues and factors are incorporated into the process when considered by MDSIS to be appropriate.  MDSIS may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate, or when other investment opportunities exist that may have more attractive yields.

Principal Risks
Before investing in the Short Term U.S. Government Agency Income Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  The principal risks of investing in the Fund are:

•	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

•	Management Risk. MDSIS’ judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. The investment strategies employed by MDSIS in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•	Fixed Income Securities Risks. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

•	Issuer Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the net asset value or performance of the Fund, which will vary with changes in interest rates, MDSIS’ success and other market conditions.

•	Mortgage-Backed Securities Risks:

•	Prepayment Risk of Mortgage-Backed Securities. In times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•	Extension Risk of Mortgage-Backed Securities. In times of rising interest rates, mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

•	Liquidity Risk. There is a risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price, or purchase securities in an amount sufficient to achieve its desired level of exposure.

•	When‑Issued Securities Risk. There is a risk that the price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missed opportunity to obtain a price considered advantageous.

•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
The bar chart below demonstrates the risks of investing in the Short Term U.S. Government Agency Income Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.mdsassfunds.com or by calling the Fund toll-free at 1-855-MDS-FUND (1-855-637-3863).

Institutional Class Shares(1) Calendar Year Returns as of December 31

(1)	The returns shown in the bar chart are for Institutional Class shares. The performance of the Retail Class shares will differ due to differences in expenses.

The Short Term U.S. Government Agency Income Fund’s Institutional Class calendar year-to-date return as of June 30, 2016 was 1.45%.  During the period shown in the bar chart, the highest performance for a quarter was 0.76% (for the quarter ended June 30, 2014).  The lowest performance was -0.70% (for the quarter ended June 30, 2013).

Average Annual Total Returns (for the Periods Ended December 31, 2015)
Average Annual Returns - M.D. Sass Short Term U.S. Government Agency Income Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
M.D. Sass Short Term U.S. Government Agency Income Fund - Institutional Class Shares	Institutional Class Shares Return Before Taxes	(0.03%)		0.96%		Jun. 30, 2011
After Taxes on Distributions | M.D. Sass Short Term U.S. Government Agency Income Fund - Institutional Class Shares	Institutional Class Shares Return After Taxes on Distributions	(1.07%)		0.31%
After Taxes on Distributions and Sale of Fund Shares | M.D. Sass Short Term U.S. Government Agency Income Fund - Institutional Class Shares	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.01%)		0.46%
The BofA Merrill Lynch 1-3 Year US Treasury Index (reflects no deduction for fees, expenses or taxes)	The BofA Merrill Lynch 1-3 Year US Treasury Index (reflects no deduction for fees, expenses or taxes)	0.54%		0.58%		Jun. 30, 2011
Morningstar Short Government Index (reflects no deduction for fees, expenses or taxes)	Morningstar Short Government Index (reflects no deduction for fees, expenses or taxes)	0.65%	[1]	0.77%	[1]	Jun. 30, 2011	[1]
[1]	The Morningstar Short Government Index is an unmanaged index that tracks the performance of U.S. Treasury and U.S. Government Agency bonds with maturities between one and four years.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.  The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRA”).  The after-tax returns for Retail Class shares will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.